Debt	6 Months Ended
Jun. 30, 2024
Debt [Abstract]
DEBT

NOTE 9 — DEBT

The Company has financing arrangements for many of the vehicles in its fleet. The financing includes direct loans for each vehicle being financed. The Company entered into new vehicle financing arrangements totaling $0 and $281,575 for the three months ended June 30, 2024 and 2023, respectively, and $0 and $744,933 for the six months ended June 30, 2024 and 2023. Payments of debt obligations are based on level monthly payments for 60 months and include interest rates ranging from 4.94% – 11.09%. As of June 30, 2024, the weighted average interest rate on the Company’s short debt obligations was 7.8%. The combined amounts of these financial obligations are included in the Consolidated Balance Sheets as Current portion of long-term debt and Long-term debt. The company does not have debt covenants associated with these arrangements.

The following table presents the maturity analysis of the long-term debt as of June 30, 2024:

Years
2024	$206,247
2025	436,976
2026	451,457
2027	285,134
2028	215,978
Total debt	1,595,792
Less current portion	420,745
Long-term debt	$1,175,047